UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

              NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
               RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)

                       c/o Neuberger Berman Management LLC
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

               (Address of Principal Executive Office - Zip Code)

         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission ("Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to relief granted by the Commission staff fewer than 30 days prior to the dates set for the redemption.

(1) TITLE OF CLASS OF SECURITIES OF NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC. ("FUND") TO BE REDEEMED:

Series A, Auction Preferred Shares (CUSIP # 64126L207) ("Series A APS"), and Series B, Auction Preferred Shares (CUSIP # 64126L306) ("Series B APS" and, together with Series A APS, "APS"), each with a liquidation preference $25,000 per share.

(2) DATE ON WHICH THE SECURITIES ARE TO BE REDEEMED:

The Fund currently intends to redeem Series A APS on October 27, 2008 and Series B APS on October 29, 2008.

(3) APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE REDEEMED:

The applicable provisions are in Part 1, Section 11 of the Fund's Articles Supplementary Creating and Fixing the Rights of Auction Preferred Shares.

(4) NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund currently intends to redeem 1803 Series A APS and 1803 Series B APS.

The Fund currently intends to partially redeem its APS on a pro rata basis by series. The Depository Trust Company ("DTC"), holder of record of the APS, will determine by random lottery how any redemption will be allocated among each participant broker-dealer account that holds APS and each participant broker-dealer, as nominee for underlying beneficial owners, will determine how any redeemed APS will be allocated among those beneficial owners. The procedures used by participant broker-dealers to allocate redeemed APS among their clients may differ from each other and from the procedures used by DTC.

                                      * * *

Please note that this notice serves only to disclose a proposed redemption of Series A APS and Series B APS. The redemption of APS remains subject to certain conditions.

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                                    SIGNATURE

         Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 14th day of October, 2008.

                                  Neuberger Berman Income Opportunity Fund Inc.

                                  By:  /s/Claudia A. Brandon
                                       ---------------------
                                  Name:    Claudia A. Brandon
                                  Title:   Secretary